Treasury Shares - Changes in Treasury Shares (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Feb. 19, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares, Beginning		8,695,023	8,722,053
Number of disposal of outstanding treasury shares			27,030
Number of retirement of outstanding treasury shares		1,946,853
Number of shares, Ending		7,003,598	8,695,023	8,722,053
Amount, Beginning		₩ 1,889,658
Amount, Acquisition of treasury shares		92,311
Retirement of treasury stock	₩ (420,300)	(431,107)		₩ (567,473)
Amount, Ending		₩ 1,550,862	₩ 1,889,658
Treasury shares [member]
Number of shares, Beginning		8,695,023	8,722,053
Number of shares, Acquisition of treasury shares		255,428	0
Number of disposal of outstanding treasury shares		0	(27,030)
Number of retirement of outstanding treasury shares		(1,946,853)	0
Number of shares, Ending		7,003,598	8,695,023	8,722,053
Amount, Beginning		₩ 1,889,658	₩ 1,892,308
Amount, Acquisition of treasury shares		92,311	0
Disposal of treasury shares		0	(2,650)
Retirement of treasury stock		(431,107)	0
Amount, Ending		₩ 1,550,862	₩ 1,889,658	₩ 1,892,308